Contingent Liabilities and Commitments - Additional Information (Detail) - Dec. 31, 2024 ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	USD ($)	KRW (₩)	CNY (¥)	JPY (¥)	VND (₫)
Disclosure of contingent liabilities [Line Items]
Amount related to accounts receivable not matured		₩ 1,314,003
Amount committed to acquire property, plant, equipment and intangible assets		465,422
Hana Bank [member]
Disclosure of contingent liabilities [Line Items]
Letter of credits		3,544,726
KB Kookmin Bank [Member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation	$ 900.0	1,323,000
KB Kookmin Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation	900.0	1,323,000
Export-Import Bank of Korea and Korea Trade Insurance Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	1,025.0	1,506,750
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		2,021
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		183,760	¥ 913
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		8,428		¥ 900
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation	0.2	269
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		4,394			₫ 76,157
Korea Development Bank and others [member]
Disclosure of contingent liabilities [Line Items]
Accounts receivable related to export sales transactions	1,000.0	1,470,000
Standard Chartered Bank and Others [member] | Domestic [member]
Disclosure of contingent liabilities [Line Items]
Accounts receivable related to export sales transactions		4,483,500
Long-term supply agreement [member]
Disclosure of contingent liabilities [Line Items]
Advances Received For Long-Term Supply Agreement	$ 750.0	₩ 1,102,500